INCOME TAX (EXPENSE)/CREDIT (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 37,152	$ 35,903	$ 32,366
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	13,725	13,275	8,464
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	14,465	14,777	14,701
Americas – unused tax losses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	2,149	2,149	3,395
Americas – unused tax credits [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 6,813	$ 5,702	$ 5,806